March 23, 2006

Via EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 First Street, N.E.

Washington, D.C. 20549

Attn: Keira Ino

Mail Stop 6010

Re:	Radiologix, Inc.
Draft Form 10-K for the Fiscal Year Ended December 31, 2005

Dear Ms Ino:

Attached is a draft of our proposed Annual Report on Form 10-K for the year ended December 31, 2005. At your suggestion, we are forwarding this to you for the SEC’s review prior to filing. The draft includes the restated 2004 financial statements and incorporates our responses to your letter dated July 13, 2005.

We appreciate your willingness to review our draft 2005 Form 10-K and look forward to receiving your comments.

Respectfully submitted,

/s/ Michael N. Murdock
Michael N. Murdock
Chief Financial Officer